30 Net revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 58,543,494	R$ 52,323,525	R$ 57,999,866
PE/PP [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	41,137,288	34,287,597	37,979,148
Ethylene, Propylene [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	3,600,276	3,743,581	4,283,709
Naphtha, condensate and crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	915,807	676,044	476,311
Benzene, toluene and xylene [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	3,051,752	2,503,667	2,785,400
PVC/Caustic Soda/EDC [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	3,134,617	2,692,778	3,167,390
ETBE/Gasoline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,170,289	2,319,253	2,928,993
Butadiene [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,372,428	1,609,264	2,023,465
Cumene [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	636,635	723,469	909,409
Solvents [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	654,793	505,804	248,313
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 1,869,609	R$ 3,262,068	R$ 3,197,728